Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	USCF ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001597389
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	uscf
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2022
Prospectus Date	rr_ProspectusDate	Jun. 01, 2022
USCF ESG Dividend Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY — USCF DIVIDEND INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the USCF Dividend Income Fund (the “Fund”) is to seek a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks growth of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or financial instruments (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is newly organized and, as a result, no portfolio turnover information is available as of the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks a high level of current income and, as a secondary objective, growth of income, by investing in U.S. exchange-traded dividend-paying and dividend-growth companies that meet the Fund’s environmental, social and governance (“ESG”) criteria. The Fund may also invest in U.S. exchange-traded equity securities of issuers domiciled outside the U.S., including American Depositary Receipts (“ADRs”). The Fund may also invest in real estate investment trusts (“REITs”), with a typical sector limit of 25% or two times the weight in the Russell 1000 Value Index, whichever is greater. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying equity securities and in other instruments that have economic characteristics similar to such securities.

The Fund’s investment sub-adviser, Miller/Howard Investments, Inc. (the “Sub-Adviser”), primarily utilizes a bottom-up fundamental research process to evaluate companies, and uses quantitative research to identify and compare potential candidates for further fundamental review. Fundamental research is based on reviewing primary source documents, such as SEC filings, company presentations, meetings with management, industry conferences, and engagement with industry experts and analysts as well as third-party research.

The Sub-Adviser assesses companies based on a number of key metrics, including dividend yield, prospects for dividend growth, balance sheet strength, dividend coverage, and low valuations. In evaluating potential portfolio companies for investment, the Sub-Adviser will consider the company’s liquidity (generally selecting companies with average daily trading value greater than $30 million) and market capitalization (generally selecting companies with market capitalization greater than $4 billion). The Sub-Adviser will also consider the company’s ownership, public float, and corporate structure, and the company’s financial characteristics, business model, valuation, and management and board members. To be considered as potential Fund investments, such companies will typically meet the Sub-Adviser’s criteria of persistent cash flow generation and have management teams with a consistent track record of efficient capital allocation, including a strong commitment to pay and grow the dividend.

As an integral part of its process to evaluate potential portfolio companies, the Sub-Adviser conducts an ESG assessment. The Sub-Adviser will first screen out companies based on certain objective ESG characteristics. Such screening criteria eliminates: (i) companies that extract coal; (ii) companies that derive greater than 10% of revenue from production of alcohol, tobacco, or firearms; and (iii) companies that provide parts or services that are tailor-made and necessary for the lethal function of controversial weapons. The Sub-Adviser uses audited reports and other publicly available information in order to determine whether a company should be screened out of the Fund’s investable universe.

In addition to the companies eliminated by the screening process, the Sub-Adviser seeks to eliminate, based on its own assessment, companies that have demonstrated a history of weak governance or repeated failures to prevent or mitigate ESG risks. The Sub-Adviser evaluates a company’s performance relative to peers on environmental or social indicators. Examples of such ESG key performance indicators include the frequency and scope of its ESG disclosures, human rights record and policies, and corporate board structure. More specifically, the Sub-Adviser’s ESG assessments focus on the following criteria:

•	Governance and Ethics. The Sub-Adviser believes that oversight of management is the Board’s responsibility, and further, that oversight of the board is an investor right and responsibility. As such, the Sub-Adviser considers the structure of a company’s board and whether it has an independent chair, the extent to which the company is controlled by insiders and family members, and the responsiveness of the board to investor votes. The Sub-Adviser also considers the strength and vision of a company’s leaders and the company’s strategy and vision.
•	Environmental Record. The Sub-Adviser seeks to invest in companies that seek to maintain a clean environmental record and mitigate the negative impacts of their operations on the environment. In assessing a company, the Sub-Adviser considers how a company manages its use of, and impact on, natural resources and the planet, and how it mitigates any unintentional or unavoidable environmental harms or depletion caused by its operations.
•	Human Rights Record. The Sub-Adviser favors companies that have human rights policies, practices, and due diligence processes that are grounded in international norms, including the United Nation’s Guiding Principles on Business and Human Rights.
•	Diversity. The Sub-Adviser reviews each company for certain indicators, including the racial, ethnic, and gender composition of its Board, management, and workforce, to reveal areas where human capital management is lagging, recruitment is failing to capture the range of expertise and suitable candidates available, where homogeneity might be creating narrowness of perspectives and/or confirmation bias, and where a company’s competitive advantage may be at risk.

In completing its ESG assessments, the Sub-Adviser does not rely on any one source of information, but rather collects information from multiple sources including a company’s audited reports and other publicly available information (such as sustainability reports and voluntary ESG disclosures); third-party ESG research and ratings from ESG data providers; non-profit benchmark reports, research, and analysis; media reports; and discussions with company management.

The Sub-Adviser then constructs the Fund’s portfolio from the investable universe by taking into consideration both the financial and ESG profile of each candidate, equally. The Fund is not required to invest in any specific number of companies, but will typically invest in approximately thirty to forty-five companies, each of which meet the Sub-Adviser’s financial and ESG criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Market Risk. The trading prices of financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including global pandemics, such as the recent outbreak of COVID-19. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. The Fund’s net asset value (“NAV”) and market price may fluctuate significantly due to market risk. As a result, an investor could lose money over short periods due to short term market movements or over longer periods during prolonged market downturns. The loss of the entire principal amount of an investment is possible.

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser and the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Equity Securities Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity security prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, equity security prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Equity Income Securities Risk. The Fund may invest in equity securities that are expected to periodically accrue or generate income for their holders such as common and preferred stocks of issuers that have historically paid periodic dividends or otherwise made distributions to shareholders. Unlike fixed income securities, dividend payments generally are not guaranteed and so may be discontinued by the issuer at its discretion or because of the issuer’s inability to satisfy its liabilities. Further, an issuer’s history of paying dividends does not guarantee that it will continue to pay dividends in the future. In addition to dividends, under certain circumstances the holders of common stock may benefit from the capital appreciation of the issuer. Although the Fund may seek capital appreciation with respect to particular investments, its overall focus on generating income from dividends and distributions from equity securities may mean that it does not always seek, or obtain, capital appreciation from equity investments. Depending upon market conditions, dividend-paying stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors.

Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price for a variety of reasons including if the issuer fails to make anticipated dividend payments. Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

Foreign Securities Risk.  Investing in foreign companies, including direct investments and investments through ADRs, involve certain considerations and risks not ordinarily associated with investments in securities of U.S. issuers. Foreign companies are not generally subject to the same accounting, auditing and financial standards and requirements as those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than is applicable to U.S. exchanges, brokers and listed companies. In addition, dividend and interest income from Foreign Securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad, and it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Foreign exchanges may be open on days when the Fund does not price its shares, so the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares of the Fund may trade on days when foreign exchanges are closed, so there may be changes between the last quoted price from the portfolio security’s closed foreign market and the value of the foreign security during the ETF’s domestic trading day. These factors may result in differences between the market price of the ETF’s shares and the underlying value of those shares.

American Depositary Receipts Risk. ADRs are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Emerging Markets Risk. The Fund may invest in ADRs linked to companies located in emerging market countries. The Fund’s investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. In addition, foreign investors may be required to register or pay taxes or tariffs on the proceeds of securities sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Mid-Capitalization Risk. The Fund may invest in securities of issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major equity benchmark indices, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

ESG Investing Risk. The Fund’s consideration of ESG factors in selecting investments may limit the investment opportunities available to the Fund or exclude the securities of certain issuers for non-financial reasons. As such, the Fund may invest in companies or industries that are out of favor in the market or underperforming the market, and the Fund may forego certain market opportunities available to funds that do not invest using ESG criteria. Companies that meet the Fund’s ESG criteria may be more focused on long-term rather than short-term returns, and thus may underperform in the short-term and adversely impact the Fund’s short-term performance. In evaluating a company based on ESG criteria, the Sub-Adviser may use information and data from third-party providers of ESG research, which may be incomplete, inaccurate or unavailable. There is no uniform set of ESG standards, and different third party providers may provide different or inconsistent information and data. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors.

Real Estate Securities Risk. Because the Fund may invest in REITs, the Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended (the “Code”) or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”), which could produce adverse economic consequences for the REIT and its investors, including the Fund.

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking a high level of income over the long term. The Fund is not meant to provide a vehicle for those who wish to exploit short-term swings in the stock market. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objectives as well as the shareholder’s other investments when considering an investment in the Fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity, and increased trading costs. There remains significant uncertainty around the duration of the impacts from COVID-19, including uncertainty regarding new variants that have emerged. Other infectious illness outbreaks in the future may result in similar impacts.

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

New Fund Risk. Since the Fund is new, there can be no assurance that the Fund will grow to or maintain an economically viable size. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objectives, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

Large Shareholder Risk. Certain shareholders may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an Authorized Participant (as defined below), a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the shares.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or Authorized Participants (defined below) to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The Fund’s distributor has entered into agreements with a limited number of Authorized Participants. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s net asset value and possibly face delisting.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided in this section once the Fund has annual returns for a full calendar year. Current performance information is available at www.uscfinvestments.com.

Performance information, when available, will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance and does not guarantee future results. The Fund may perform better or worse in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund will be provided in this section once the Fund has annual returns for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.uscfinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance and does not guarantee future results.
USCF ESG Dividend Income Fund | USCF DIVIDEND INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UDI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 208

[1]	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.